Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Compensation of Key Management Personnel
A summary of compensation of key management personnel is as follows.

For the years ended December 31,	2020	2019
Short-term employee benefits	$69	$67
Post-employment benefits	5	5
Share-based payments	57	55
Termination benefits	–	8
Other long-term benefits	3	2
Total	$134	$137